Segmental reporting - Income by geographic region (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Total income		£ 14,151	£ 13,600	[1]	£ 13,730	[1],[2]
Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	14,151	13,600		13,730
United Kingdom [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	4,084	4,007		3,582
United Kingdom [member] | Income from individual countries which represent more than 5% of total income [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	4,084	4,007		3,582
Europe [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	1,752	1,615		1,985
Americas [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	7,251	7,048		7,194
Africa and middle east [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	62	44		137
Asia [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	1,002	886		832
United States [member] | Income from individual countries which represent more than 5% of total income [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	£ 7,121	£ 6,916		£ 7,049

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39

[3]

The geographical analysis is now based on the location of office where the transactions are recorded, whereas it was previously based on counterparty location. The new approach is better aligned to the geographical view of the business following the implementation of structural reform . Prior year comparatives have been restated